OTHER PAYABLES AND ACCRUED LIABILITIES (Schedule of Other Payables and Accrued Liabilities) (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Line Items [Line Items]
Contract deposit | ¥			¥ 102	¥ 102
Social security payable | ¥	[1]		100	104
Payroll payable | ¥			307	433
Welfare payable | ¥			14	24
Accrued expenses | ¥			3,511	1,484
Others | ¥			23	14
Other payables and accrued liabilities | ¥			¥ 4,057	¥ 2,161
USD [Member]
Statement Line Items [Line Items]
Contract deposit | $		$ 14
Social security payable | $	[1]	14
Payroll payable | $		44
Welfare payable | $		2
Accrued expenses | $		497
Others | $		3
Other payables and accrued liabilities | $		$ 574

[1]	The social security payable represents amounts payable to the PRC government-managed retirement insurance, medical insurance, etc.